Equity Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2022
Equity Incentive Plan [Abstract]
Restricted Shares
Restricted shares during 2022, 2021 and 2020 are analyzed as follows:

	Number of Shares	Weighted Average Grant Date Price
Outstanding at December 31, 2020	5,208	$24.80
Granted	670,000	9.10
Vested	(451,877)	9.60
Outstanding at December 31, 2021	223,331	$7.88
Granted	883,700	8.25
Vested	(812,133)	8.47
Forfeited	(666)	9.13
Outstanding at December 31, 2022	294,232	$7.34